SHAREBASED COMPENSATION (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SHAREBASED COMPENSATION (Tables)
Rsus Outstanding, Beginning Balance	642,000	450,000
Rsus Granted	0	1,415,000
Rsus Vested	(125,000)	(1,108,000)
Rsus Cancelled	(30,000)	(115,000)
Rsus Outstanding, Ending Balance	487,000	642,000
Weighted-average Fair Value Outstanding, Beginning Balance	$ 1.18	$ 0.33
Weighted-average Fair Value Granted	0	1.17
Weighted-average Fair Value Vested	1.49	0.83
Weighted-average Fair Value Cancelled	1.11	1.11
Weighted-average Fair Value Outstanding, Ending Balance	$ 1.11	$ 1.18